Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Asset Held-for-sale

(In US$ millions)	As at December 31, 2016	As at December 31, 2015
Opening balance at the beginning of the period	128	—
West Rigel newbuild investment, classified as held for sale	—	210
Loss on disposal	—	(82)
Non-current assets held for sale	128	128